Earnings (Loss) per Member Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings (Loss) per Member Unit
Earnings (Loss) per Member Unit

Note 13: Earnings (Loss) per Member Unit

The following table sets forth the computation of basic and diluted earnings (loss) per Member Unit:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net Loss Attributable to Controlling Interests	$(31,366,517)	$(16,706,718)	$(77,700,292)	$(27,734,136)

Weighted Average Member Units	68,980,596	66,322,878	68,159,532	65,633,949

Basic and Diluted Loss per Member Unit	$(0.45)	$(0.25)	$(1.14)	$(0.42)

Weighted average Member Units includes all outstanding and vested Class A, B-1, C and D Units. The Company has not presented separate Diluted Loss per Member Unit since the results would be anti-dilutive due to the net loss incurred. The following potential Member Units were excluded from Diluted Loss per Member Unit at September 30, 2021 and 2020, respectively:

	2021	2020
Class B‑1 Unvested Units	2,000,000	4,000,000
Class B‑2 Unvested Units	4,054,054	4,054,054
Class B‑3 Unvested Units	5,647,438	5,647,438
Class C Unvested Units	3,560,000	4,143,750
Class D Warrants	858,351	—
Total Units Excluded from Diluted EPS	16,119,843	17,845,242

Note 14: Earnings (Loss) per Member Unit

The following table sets forth the computation of basic earnings (loss) per Member Unit:

	2018	2019	2020
Net Loss Attributable to Controlling Interests	$(43,801,295)	$(35,009,263)	$(41,074,505)
Weighted Average Member Units	24,602,085	47,587,945	65,833,962
Basic and Diluted Loss per Member Unit	$(1.78)	$(0.74)	$(0.62)

Weighted average Member Units includes all outstanding and vested Class A, B-1, C and D Units. The Company has not presented Diluted Loss per Member Unit since the results would be anti-dilutive due to the net loss incurred. The following potential Member Units were excluded from Diluted Loss per Member Unit for each of the periods presented:

	2018	2019	2020
Class B-1 Unvested Units	8,000,000	6,000,000	4,000,000
Class B-2 Unvested Units	4,054,054	4,054,054	4,054,054
Class B-3 Unvested Units	5,647,438	5,647,438	5,647,438
Class C Unvested Units	2,050,000	3,012,500	4,118,750
Class D Warrants	—	—	858,351
Total Units Excluded from Diluted EPS	19,751,492	18,713,992	18,678,593